Schedule of other receivables deposits and prepayments (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other receivables		$ 3,345		$ 138,523
Deposits		197,575		130,891
Prepayments		33,953		36,996
Other receivables deposits and prepayments		$ 234,873		$ 306,410
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other receivables	$ 54,662		$ 27,995
Deposits	235,735		199,686
Prepayments	18,911		12,690
Other receivables deposits and prepayments	$ 309,308		$ 240,371